Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed financial information of the parent company
Schedule of Condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current Assets:
Cash and cash equivalents	5,390	1,390
Prepayments and other current assets	802	433
Total current assets	6,192	1,823
Non-current Assets:
Investment in subsidiaries	1,136,046	1,221,703
Amounts due from related parties	1,545,429	1,569,611
Total non-current assets	2,681,475	2,791,314
Total assets	2,687,667	2,793,137
LIABILITIES, AND SHAREHOLDER’S EQUITY
Current Liabilities:
Salary and welfare payable	104	106
Accruals and other current liabilities	8,897	7,470
Amounts due to related parties	24,918	24,918
Total current liabilities	33,919	32,494
Non-current Liabilities:
Other non-current liabilities	12,443	6,986
Total Non-current liabilities	12,443	6,986
Total liabilities	46,362	39,480
Shareholder’s equity:
Class A ordinary shares (par value of US$0.0001, 535,052,809 and 535,052,809 shares authorized, 452,898,177 and 452,898,177 shares issued, and 444,390,065 and 445,176,595 shares outstanding as of December 31, 2022 and 2023, respectively)	296	296
Class B ordinary shares (par value of US$0.0001, 73,973,970 and 73,973,970 shares authorized, issued and outstanding as of December 31, 2022 and 2023, respectively)	51	51
Treasury shares (8,508,112 and 7,721,582 shares as of December 31, 2022 and 2023, respectively)	(6,816)	(5,549)
Additional paid-in capital	11,786,482	11,791,570
Statutory reserves	16,593	16,593
Accumulated other comprehensive income	163,928	182,824
Accumulated deficit	(9,319,229)	(9,232,128)
Total shareholders’ equity	2,641,305	2,753,657
Total liabilities, and shareholders’ equity	2,687,667	2,793,137

Schedule of Condensed statements of comprehensive loss

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
General and administrative expenses	(6,163)	(7,859)	(7,762)
Other operating income	3,946	5,379	5,620
Loss from operations	(2,217)	(2,480)	(2,142)
Interest and investment income	547	104	10
Foreign exchange gains, net	25	—	2,921
Equity in (loss)/income of subsidiaries and the VIEs	(122,970)	(708,864)	86,952
(Loss)/income before income tax expense	(124,615)	(711,240)	87,741
Net (loss)/income	(124,615)	(711,240)	87,741
Accretion of convertible redeemable preferred shares	(4,729,719)	—	—
Deemed dividend of preferred shareholders	(104,036)	—	—
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(4,958,370)	(711,240)	87,741
Net (loss)/income	(124,615)	(711,240)	87,741
Other comprehensive (loss)/income
Foreign currency translation adjustments, net of nil tax	(150,267)	112,372	18,896
Total comprehensive (loss)/income	(274,882)	(598,868)	106,637
Accretion of convertible redeemable preferred shares	(4,729,719)	—	—
Deemed dividend of preferred shareholders	(104,036)	—	—
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(5,108,637)	(598,868)	106,637

Schedule of Condensed statements of cash flows

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating activities with external parties	23,705	(5,559)	(9,575)
Net cash generated from/(used in) operating activities	23,705	(5,559)	(9,575)

Investments in subsidiaries	(1,048,953)	—	—
Loans to subsidiaries	(1,300,477)	(31,394)	—
Loans repaid by subsidiaries	—	—	19,255
Investing activities with external parties	—	920	—
Net cash (used in)/generated from investing activities	(2,349,430)	(30,474)	19,255

Financing activities with external parties	1,679,515	(19,734)	(13,697)
Net cash generated from/(used in) financing activities	1,679,515	(19,734)	(13,697)

Effect of foreign exchange rate changes on cash and cash equivalents	(17,475)	2,078	17

Net decrease in cash and cash equivalents	(663,685)	(53,689)	(4,000)
Cash and cash equivalents at beginning of year	722,764	59,079	5,390
Cash and cash equivalents at end of year	59,079	5,390	1,390